Exceptional items	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Exceptional items
6. Exceptional items

		Note	2023 $m	2022 $m	2021 $m

Administrative expenses:

Costs of ceasing operations in Russia		(a)	–	(12)	–

Commercial litigation and disputes		(b)	–	(28)	(25)

			–	(40)	(25)

Share of profits/(losses) of associate		(c)	18	(60)	–

Other operating income		(d)	10	–	–

Other net impairment reversals/(charges):

Management agreements	– reversal	12	–	12	–

Property, plant and equipment	– charge	13	–	(10)	–

	– reversal	13	–	3	–

Right-of-use assets	– charge	13	–	(2)	–

	– reversal	14	–	2	–

Associates	– charge		–	–	(4)

	– reversal	15	–	2	–

Contract assets	– charge	(e)	–	(5)	–

	– reversal	(e)	–	3	–

			–	5	(4)

Operating exceptional items			28	(95)	(29)

Exceptional items before tax			28	(95)	(29)

Tax on exceptional items		(f)	(7)	26	3

Exceptional tax		(g)	–	–	26

Tax			(7)	26	29

Operating exceptional items analysed as:

Americas			27	(46)	(22)

EMEAA			1	(49)	(7)

			28	(95)	(29)

The above items are defined by management as exceptional as further described on page 165.
(a) Costs of ceasing operations in Russia
On 27 June 2022, the Group announced it was in the process of ceasing all operations in Russia consistent with evolving UK, US and EU sanction regimes and the ongoing and increasing challenges of operating there. The costs associated with the cessation of corporate operations in Moscow and long-term management and franchise contracts were presented as exceptional due to the nature of the war in Ukraine which drove the Group’s response.
(b) Commercial litigation and disputes
From time to time, the Group is subject to legal proceedings, the ultimate outcome of each is always subject to many uncertainties inherent in litigation. The 2022 provision for commercial litigation and disputes principally related to the EMEAA region and was utilised in full in 2023 following settlement of the disputed matters.
In 2021, related to the agreed costs to settle two commercial disputes, $18m in the Americas region and $7m in the EMEAA region.
These costs were presented as exceptional reflecting the quantum of the costs and nature of the disputes.
(c) Share of profits/losses of associate
As part of an agreed settlement of the 2021 Americas commercial dispute in relation to the Barclay associate, in 2022 the Group was allocated expenses in excess of its actual percentage share which directly reduced the Group’s current interest in the associate. This resulted in $60m of additional expenses being allocated to the Group in 2022, with a current tax benefit of $15m and, applying equity accounting to this additional share of expenses, reduced the Group’s investment to $nil. In addition, a liability of $18m was recognised, reflecting an unavoidable obligation to repay this amount in certain circumstances. The value of the liability is linked to the value of the hotel; increases in the property value are attributed first to the Group and are reflected as a reduction of the liability until it is reduced to $nil.
In 2023, the increase in fair value of the hotel (according to pricing opinions provided by a professional external valuer) resulted in a full reversal of the liability but no further trigger for reversal of previous impairment charges.
The gain is presented as exceptional by reason of its size, the nature of the agreement and for consistency with the associated charges in 2022 and 2021.
(d) Other operating income
Relates to amounts receivable from the Group’s insurer under its business interruption policy for certain owned, leased and managed lease hotels due to
Covid-19.
The income is presented as exceptional due to its size.
(e) Impairment charge/reversals on contract assets
In 2022, the $5m charge related to key money pertaining to managed and franchised hotels in Russia. The $3m reversal related to other impairments originally recorded in 2020 and arises as a result of the improved financial position of owners or performance of the related hotels.
These costs are presented as exceptional for consistency with (a) above and, in respect of releases, with the treatment applied in prior years.
(f) Tax on exceptional items
The tax impacts of the exceptional items are shown in the table below:

	2023		2022		2021
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m

Costs of ceasing operations in Russia	–	–	3	–	–	–

Commercial litigation and disputes	–	–	8	(2)	–	4

Share of (profits)/losses of associate	–	(4)	15	–	–	–

Other operating income	(3)	–	–	–	–	–

Other net impairment reversals/(charges)	–	–	1	(5)	–	1

Adjustments in respect of prior years a	–	–	6	–	(2)	–

	(3)	(4)	33	(7)	(2)	5

Total current and deferred tax		(7)		26		3

a
In 2022, related to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return. In 2021, the tax charge related to the same audit.

(g) Exceptional tax
Related to the enactment of a change to the UK rate of corporate income tax from 19% to 25%, effective 1 April 2023. The change resulted in the re-measurement
of those UK deferred tax assets and liabilities which are forecast to be utilised or crystallise after this effective date, using the higher tax rate. A further credit of $4m was recorded within the Group statement of comprehensive income in respect of movements in deferred tax assets and liabilities originally recorded there. The value attributable to unrecognised deferred tax assets increased by $34m as a result of the rate change; this had no impact on the reported tax charge.